Condensed Consolidated Statements of Stockholders' Equity (Deficit) - USD ($) $ in Thousands	Redeemable Convertible Preferred Stock Retroactive application of recapitalization	Redeemable Convertible Preferred Stock Previously Reported	Redeemable Convertible Preferred Stock	Common Stock Retroactive application of recapitalization	Common Stock Adjusted balance	Common Stock Previously Reported	Common Stock	Additional Paid-in Capital Retroactive application of recapitalization	Additional Paid-in Capital Adjusted balance	Additional Paid-in Capital Previously Reported	Additional Paid-in Capital	Accumulated Deficit Adjusted balance	Accumulated Deficit Previously Reported	Accumulated Deficit	Accumulated Other Comprehensive Income	Retroactive application of recapitalization	Adjusted balance	Previously Reported	Total
Balance at beginning at Dec. 31, 2017		$ 8,670				$ 4	$ 5			$ 7,389	$ 16,058		$ (8,247)	$ (8,247)				$ (854)	$ 7,816
Balance at beginning (in shares) at Dec. 31, 2017		1,220,851				37,881,435	50,325,203
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss														(6,560)					(6,560)
Accrued dividends on redeemable convertible preferred stock											(1,014)								(1,014)
Stock-based compensation											151								151
Balance at ending at Dec. 31, 2018		$ 8,670				$ 4	$ 5			6,526	15,195		(14,807)	(14,807)				$ (8,277)	$ 393
Balance at ending (in shares) at Dec. 31, 2018		1,220,851					50,325,203											37,881,435	50,325,203
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss														(12,678)					$ (12,678)
Other comprehensive income, net of tax																			0
Redeemable convertible preferred stock issuance			$ 8,890
Redeemable convertible preferred stock issuance (in shares)			813,900
Accrued dividends on redeemable convertible preferred stock											(1,579)								(1,579)
Settlement of redeemable convertible preferred stock tranche obligation																			(902)
Stock-based compensation											113								113
Balance at ending at Dec. 31, 2019	$ (17,560)	$ 17,560		$ 2	$ 6	$ 4	$ 6	$ 17,558	$ 22,618	5,060	22,618	$ (27,485)	(27,485)	(27,485)		$ 17,560	$ (4,861)	$ (22,421)	$ (4,861)
Balance at ending (in shares) at Dec. 31, 2019	(2,034,751)	2,034,751		20,739,607	58,621,042	37,881,435	58,621,042												58,621,042
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss														(1,507)					$ (1,507)
Other comprehensive income, net of tax																			4
Redeemable convertible preferred stock issuance															$ 4				4
Accrued dividends on redeemable convertible preferred stock											(456)								(456)
Consideration to existing shareholders of Former CarLotz, net of accrued dividends																			0
Transaction costs and advisory fees																			0
Stock-based compensation											34								34
KAR/AFC conversion of notes payable																			0
KAR/AFC warrant exercise																			0
Balance at ending at Mar. 31, 2020			$ 0				$ 6				22,196			(28,992)	4				(6,786)
Balance at ending (in shares) at Mar. 31, 2020			0				58,621,042
Balance at beginning at Dec. 31, 2019	$ (17,560)	$ 17,560		$ 2	$ 6	$ 4	$ 6	17,558	22,618	5,060	22,618	(27,485)	(27,485)	(27,485)		17,560	(4,861)	(22,421)	$ (4,861)
Balance at beginning (in shares) at Dec. 31, 2019	(2,034,751)	2,034,751		20,739,607	58,621,042	37,881,435	58,621,042												58,621,042
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss														(6,552)					$ (6,552)
Other comprehensive income, net of tax															15				15
Accrued dividends on redeemable convertible preferred stock											(1,884)								(1,884)
Stock-based compensation											45								45
Balance at ending at Dec. 31, 2020	$ (17,560)	$ 17,560		$ 2	$ 6	$ 4	$ 6	$ 17,558	$ 20,779	$ 3,221	20,779	$ (34,037)	$ (34,037)	(34,037)	$ 15	$ 17,560	$ (13,237)	$ (30,797)	(13,237)
Balance at ending (in shares) at Dec. 31, 2020	(2,034,751)	2,034,751		20,739,607	58,621,042	37,881,435	58,621,042
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss														(15,022)					(15,022)
Other comprehensive income, net of tax																			(131)
Accrued dividends on redeemable convertible preferred stock											(19)								(19)
PIPE issuance							$ 1				124,999								125,000
PIPE issuance (in shares)							12,500,000
Merger financing							$ 4				309,995								309,999
Merger financing (in shares)							38,194,390
Consideration to existing shareholders of Former CarLotz, net of accrued dividends											(62,693)								(62,693)
Transaction costs and advisory fees											(47,579)								(47,579)
Settlement of redeemable convertible preferred stock tranche obligation											2,832								2,832
Cashless exercise of options (in shares)							54,717
Cash consideration paid to Former Carlotz optionholders											(2,465)								(2,465)
Stock-based compensation											41,963								41,963
Earnout liability											(74,284)								(74,284)
Merger warrants liability											$ (39,025)								(39,025)
KAR/AFC conversion of notes payable																			$ (3,625)
KAR/AFC note payable conversion (in shares)							3,546,984				3,625,000								3,625,000
KAR/AFC warrant exercise											$ 144								$ 144
KAR/AFC warrant exercise (in shares)							752,927
Balance at ending at Mar. 31, 2021			$ 0				$ 11				$ 278,272			$ (49,059)					$ 229,108
Balance at ending (in shares) at Mar. 31, 2021			0				113,670,060